LEASES (Tables)	6 Months Ended
Sep. 30, 2024
LEASES
Schedule of balance sheet information and weighted average remaining lease terms and discount rates related to operating leases

	As of
	September 30,	March 31,
	2024	2024
	(Unaudited)
Operating lease right-of-use assets	$406,810	$463,253
Operating lease right-of-use assets- accumulated amortization	(216,570)	(238,418)
Operating lease right-of-use assets, net	190,240	224,835

Operating lease liabilities, current	91,387	83,477
Operating lease liabilities, non-current	118,076	160,706
Total operating lease liabilities	$209,463	$244,183

	September 30,	March 31,
	2024	2024
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	2.18	2.58
Weighted average discount rate	4.42%	4.72%

Schedule of future minimum payments of operating leases

Amounts
Twelve months ending September 30,
2025	$99,576
2026	84,582
2027	13,901
2028	9,674
2029	9,674
Thereafter	6,449
Total lease payments	223,856
Less: imputed interest	(14,393)
Total operating lease liabilities	$209,463